Schedule of deferred tax assets and liabilities (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Valuation allowance for credit losses		$ 437	$ 411
Net operating loss carry forwards		820,114	675,460
Lease liabilities		21,002	32,849
Less: valuation allowance	[1]	(821,521)	(676,318)
Total deferred tax assets, net		20,032	32,402
Right of use assets		(20,032)	(32,402)
Amortization of intangible assets		(81,079)	(76,700)
Total deferred tax liabilities		(101,111)	(109,102)
Deferred tax liabilities, net		$ (81,079)	$ (76,700)

[1]	The valuation allowance on all deferred tax assets increased by $145,203 from December 31, 2024 to December 31, 2025.